As filed with the Securities and Exchange Commission on May 21, 2018
Securities Act File (No. 333-153445)
Investment Company Act File (No. 811-22235)

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 118	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 120	☒
(Check appropriate box or boxes)

AQR Funds
(Exact Name of Registrant Specified in Charter)
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (203) 742-3600
William J. Fenrich, Esq.
Principal & Chief Legal Officer
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
(Name and Address of Agent for Service)
With copies to:
Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 21st day of May, 2018.
AQR Funds
By	/s/ Marco Hanig
Marco Hanig President
Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
	Signature	Title	Date
	/s/ Marco Hanig	Marco Hanig
	(Marco Hanig)	President and Trustee (Principal Executive Officer)	May 21, 2018
	/s/ Heather Bonner	Heather Bonner
	(Heather Bonner)	Chief Financial Officer (Principal Financial Officer)	May 21, 2018
	*	David Kabiller
	(David Kabiller)	Trustee
	*	Timothy K. Armour
	(Timothy K. Armour)	Trustee
	*	William L. Atwell
	(William L. Atwell)	Trustee
	*	Gregg D. Behrens
	(Gregg D. Behrens)	Trustee
	*	Brian Posner
	(Brian Posner)	Trustee
	*	L. Joe Moravy
	(L. Joe Moravy)	Trustee
	*	Mark A. Zurack
	(Mark A. Zurack)	Trustee
*By:	/s/ MARCO HANIG		May 21, 2018
Marco Hanig Attorney-in-fact for each Trustee

AQR Managed Futures Strategy Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Managed Futures Strategy Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 21st day of May, 2018.
AQR Managed Futures Strategy Offshore Fund Ltd.:
By	/s/ Nicole DonVito
Nicole DonVito Director
This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Managed Futures Strategy Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Nicole DonVito	Director of AQR Managed Futures Strategy Offshore Fund Ltd.	May 21, 2018
(Nicole DonVito)
/s/ Heather Bonner	Director of AQR Managed Futures Strategy Offshore Fund Ltd.	May 21, 2018
(Heather Bonner)

AQR Managed Futures Strategy HV Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Managed Futures Strategy HV Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 21st day of May, 2018.
AQR Managed Futures Strategy HV Offshore Fund Ltd.:
By	/s/ Nicole DonVito
Nicole DonVito Director
This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Managed Futures Strategy HV Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Nicole DonVito	Director of AQR Managed Futures Strategy HV Offshore Fund Ltd	May 21, 2018
(Nicole DonVito)
/s/ Heather Bonner	Director of AQR Managed Futures Strategy HV Offshore Fund Ltd.	May 21, 2018
(Heather Bonner)

AQR Multi-Strategy Alternative Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Multi-Strategy Alternative Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 21st day of May, 2018.
AQR Multi-Strategy Alternative Offshore Fund Ltd.:
By	/s/ Nicole DonVito
Nicole DonVito Director
This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Multi-Strategy Alternative Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Nicole DonVito	Director of AQR Multi-Strategy Alternative Offshore Fund Ltd.	May 21, 2018
(Nicole DonVito)
/s/ Heather Bonner	Director of AQR Multi-Strategy Alternative Offshore Fund Ltd.	May 21, 2018
(Heather Bonner)

AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 21st day of May, 2018.
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.:
By	/s/ Nicole DonVito
Nicole DonVito Director
This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Nicole DonVito	Director of AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.	May 21, 2018
(Nicole DonVito)
/s/ Heather Bonner	Director of AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.	May 21, 2018
(Heather Bonner)

AQR Risk Parity Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Risk Parity Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 21st day of May, 2018.
AQR Risk Parity Offshore Fund Ltd.:
By	/s/ Nicole DonVito
Nicole DonVito Director
This Registration Statement of AQR Funds, with respect only to information that specifically relates to the Risk Parity Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Nicole DonVito	Director of AQR Risk Parity Offshore Fund Ltd.	May 21, 2018
(Nicole DonVito)
/s/ Heather Bonner	Director of AQR Risk Parity Offshore Fund Ltd.	May 21, 2018
(Heather Bonner)

AQR Risk Parity II HV Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Risk Parity II HV Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 21st day of May, 2018.
AQR Risk Parity II HV Offshore Fund Ltd.:
By	/s/ Nicole DonVito
Nicole DonVito Director
This Registration Statement of AQR Funds, with respect only to information that specifically relates to the Risk Parity II HV Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Nicole DonVito	Director of AQR Risk Parity II HV Offshore Fund Ltd.	May 21, 2018
(Nicole DonVito)
/s/ Heather Bonner	Director of AQR Risk Parity II HV Offshore Fund Ltd.	May 21, 2018
(Heather Bonner)

AQR Risk Parity II MV Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Risk Parity II MV Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 21st day of May, 2018.
AQR Risk Parity II MV Offshore Fund Ltd.:
By	/s/ Nicole DonVito
Nicole DonVito Director
This Registration Statement of AQR Funds, with respect only to information that specifically relates to the Risk Parity II MV Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Nicole DonVito	Director of AQR Risk Parity II MV Offshore Fund Ltd.
(Nicole DonVito)		May 21, 2018
/s/ Heather Bonner	Director of AQR Risk Parity II MV Offshore Fund Ltd.
(Heather Bonner)		May 21, 2018

AQR Global Macro Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Global Macro Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 21st day of May, 2018.
AQR Global Macro Offshore Fund Ltd.:
By	/s/ Nicole DonVito
Nicole DonVito Director
This Registration Statement of AQR Funds, with respect only to information that specifically relates to the Global Macro Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Nicole DonVito	Director of AQR Global Macro Offshore Fund Ltd.	May 21, 2018
(Nicole DonVito)
/s/ Heather Bonner	Director of AQR Global Macro Offshore Fund Ltd.	May 21, 2018
(Heather Bonner)

AQR Style Premia Alternative Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Style Premia Alternative Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 21st day of May, 2018.
AQR Style Premia Alternative Offshore Fund Ltd.:
By	/s/ Nicole DonVito
Nicole DonVito Director
This Registration Statement of AQR Funds, with respect only to information that specifically relates to the Style Premia Alternative Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Nicole DonVito	Director of AQR Style Premia Alternative Offshore Fund Ltd.	May 21, 2018
(Nicole DonVito)
/s/ Heather Bonner	Director of AQR Style Premia Alternative Offshore Fund Ltd.	May 21, 2018
(Heather Bonner)

AQR Style Premia Alternative LV Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Style Premia Alternative LV Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 21st day of May, 2018.
AQR Style Premia Alternative LV Offshore Fund Ltd.:
By	/s/ Nicole DonVito
Nicole DonVito Director
This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Style Premia Alternative LV Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Nicole DonVito	Director of AQR Style Premia Alternative LV Offshore Fund Ltd.	May 21, 2018
(Nicole DonVito)
/s/ Heather Bonner	Director of AQR Style Premia Alternative LV Offshore Fund Ltd.	May 21, 2018
(Heather Bonner)

Exhibit Index
Item Number	Item
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101 LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase